CAPITAL STRUCTURE AND FINANCIAL ITEMS - FINANCIAL INCOME AND EXPENSES - Financial Expenses (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Interest expenses	DKK 90	DKK 65	DKK 67
Foreign exchange loss (net)	0	335	504
Financial loss from forward contracts (net)	1,346	158	5,232
Financial loss from currency options (net)	4	83	162
Capital loss on investments etc	25	0	0
Other financial expenses	68	85	81
Finance costs	1,533	726	6,046
NNIT A/S
Disclosure of classes of share capital [line items]
Finance costs	DKK 1,109	DKK 1,364	DKK 1,186
Percentage of share capital	26.00%